Operating Leases Future Minimum Rents (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Future rentals to be received under non-cancelable operating leases:
2019		$ 372,632
2020		340,028
2021		292,887
2022		247,915
2023		196,152
2024 and thereafter		555,282
Total		$ 2,004,896
Geographic Concentration Risk | Florida
Concentration Risk [Line Items]
Concentration risk, percentage	12.30%	12.00%
Geographic Concentration Risk | California
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.10%